Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 005 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Note 4 - Related Party and Party-in-Interest Transactions Certain of the Plan’s investments are shares of mutual funds managed by the Trustee, therefore, these transactions qualify as party-in-interest transactions. Investment management fees paid to the Trustee during 2025 were netted against investment returns. Participants may also elect to invest in the common stock of the Plan Sponsor. These transactions qualify as related party and party-in-interest transactions. Total purchases at market value related to the common stock of the Plan Sponsor in 2025 were $2,341,893 (62,973 shares). Total sales at market value related to the common stock of the Plan Sponsor in 2025 were $6,375,945 (166,403 shares). As of December 31, 2025 and 2024, the market value of the Plan’s investment in the common stock of the Plan Sponsor amounted to $38,066,599 (992,253 shares) and $39,798,740 (1,095,683 shares), respectively. Additionally, the Plan issues loans to participants, which are secured by the participants’ account balances. These transactions qualify as party-in-interest transactions. Certain members of Essential Utilities, Inc. management perform administrative and fiduciary duties for the Plan that qualify them as parties-in-interest and/or related parties of the Plan. Transactions between such members of management were routine in nature and conducted pursuant to the Plan’s provisions as of and during the year ended December 31, 2025.